Employees (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Summary of Employee Costs

Employee costs	$ million
	2020	2019	2018
Remuneration	9,128	10,075	10,167
Social security contributions	793	844	810
Retirement benefits (see Note 17)	1,851	1,753	1,878
Share-based compensation (see Note 21)	359	537	531
Total [A]	12,131	13,209	13,386
[A] Excludes employees seconded to joint ventures and associates.

Summary of Average Employee Numbers

Average employee numbers	Thousand
	2020	2019	2018
Integrated Gas	11	10	9
Upstream [A]	14	14	14
Oil Products [A]	34	32	35
Chemicals [A]	2	4	4
Corporate [B]	25	23	20
Total [C]	86	83	82
[A] Due to the resegmentations. (See Note 4)
[B] Includes all employees working in business service centres irrespective of the segment they support.
[C] Excludes employees seconded to joint ventures and associates (2020: 2,000 employees; 2019: 3,000 employees; 2018: 3,000 employees).